Assets Held for Sale Assets Held For Sale (Details) $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2020	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Assets Held for Sale [Line Items]
Document Period End Date		Sep. 30, 2020
Assets Held For Sale, non-current		$ 17,500		$ 77,536
Proceeds from Sale of Property, Plant, and Equipment		52,518	$ 47,302
Gain (Loss) on Disposition of Assets		$ 0
Ultramax pool [Member]
Assets Held for Sale [Line Items]
Vessels sold		4
Number of vessels held for sale	4		4